OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 Y	Mar. 31, 2014 Y
Options And Warrants 1		6,000,000
Options And Warrants 2		3,000,000
Options And Warrants 3		$ 0.605
Options And Warrants 4		1,000,000
Options And Warrants 5		500,000
Options And Warrants 6		$ 2,225,736
Options And Warrants 7		1,112,868
Options And Warrants 8		1
Options And Warrants 9		0
Options And Warrants 1	820,000
Options And Warrants 2	$ 0.15
Options And Warrants 3	502,500
Options And Warrants 4	116,250
Options And Warrants 5	116,250
Options And Warrants 6	85,000
Options And Warrants 7	250,000
Options And Warrants 8	$ 0.143
Options And Warrants 9	62,500
Options And Warrants 10	62,500
Options And Warrants 11	62,500
Options And Warrants 12	62,500
Options And Warrants 13	6,000,000
Options And Warrants 14	3,000,000
Options And Warrants 15	$ 0.1455
Options And Warrants 16	3,000,000
Options And Warrants 17	3,000,000
Options And Warrants 18	1,200,000
Options And Warrants 19	600,000
Options And Warrants 20	$ 0.165
Options And Warrants 21	1,200,000
Options And Warrants 22	6,000,000
Options And Warrants 23	3,000,000
Options And Warrants 24	$ 0.605
Options And Warrants 25	1,000,000
Options And Warrants 26	500,000
Options And Warrants 27	1,206,877
Options And Warrants 28	0
Options And Warrants 29	992,348
Options And Warrants 30	1
Options And Warrants 31	$ 0